Convertible Preferred Stock and Common Stock (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2021	May 23, 2022	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Convertible preferred stock, authorized shares				203,504,244
Convertible preferred stock ,per share (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Dividend, description				The holders of Series E are entitled to cumulative dividends and such dividends are payable only when and if declared by the Board of Directors at a rate of; $0.1526 per share for the first year following May 23, 2022 (“Series E Original Issue Date”), $0.1717 per share for the second year following the Series E Original Issue Date, $0.1931 per share for the third year following the original issue date, $0.2173 per share for the fourth year following the Series E Original Issue Date, and $0.1809 per share for the fifth year following the Series E Original Issue Date
Dividend amount (in Dollars)				$ 1,300,000	$ 800,000
Gross proceeds amount (in Dollars)				$ 35,000,000		$ 35
Offering price per share (in Dollars per share)				$ 0.9278
Share of preferred stock				2,000,000
Voting poer percentage				50.00%
Exercise price per share (in Dollars per share)				$ 0.5167
Purchase of common stock				8,208,682
Convertible preferred stock				203,504,244		203,504,244	203,504,244
Issuance costs (in Dollars)				$ 47,000	$ 100,000
Preferred stock purchase agreement (in Dollars)						$ 16,167,277
Public offering price per share (in Dollars per share)						$ 0.9278
Shares outstanding				199,145,285		199,145,285	165,578,120
Warrants				5,852,334
Exercise price warrants (in Dollars per share)	$ 0.3646
Warrants purchase (in Dollars)						$ 1,064,446	$ 1,185,599
Warrants to purchase						8,208,682	8,208,682
Common stock at an exercise price (in Dollars per share)						$ 0.5167	$ 0.5167
Convertible Preferred Stock Warrants [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				1,064,446
Exercise price per share (in Dollars per share)				$ 0.5167
Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Shares, issued						2,000,000
Series E Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Aggregate dividend amount (in Dollars)				$ 4,400,000		$ 3,100,000
Gross proceeds amount (in Dollars)						$ 41,000,000
Share of preferred stock				2,000,000
Convertible preferred stock						36,861,678
Aggregate shares						33,567,165
Gross proceeds ,per share (in Dollars per share)						$ 1.2208
Issuance costs (in Dollars)						$ 200,000
Dividends (in Dollars)						3,100,000
Aggregate accruing dividends (in Dollars)						$ 3,100,000
Shares outstanding						2,000,000
Series D Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend, description				The holders of Series D are entitled to cumulative dividends and such dividends are payable only when and if declared by the Board of Directors at a rate of; $0.0580 per share for the first year following January 4, 2021 (“Series D Original Issue Date”), $0.0652 per share for the second year following the Series D Original Issue Date, $0.0734 per share for the third year following the Series D Original Issue Date, $0.0826 per share for the fourth year following the Series D Original Issue Date, and $0.0687 per share for the fifth year following the Series D Original Issue Date
Dividend amount (in Dollars)				$ 900,000
Aggregate dividend amount (in Dollars)				$ 6,900,000		$ 6,000,000
Gross proceeds amount (in Dollars)			$ 15
Share of preferred stock				2,000,000
Convertible preferred stock						49,342,160
Aggregate shares			32,334,554
Gross proceeds ,per share (in Dollars per share)			$ 0.4639
Issuance costs (in Dollars)						$ 700,000
Dividends (in Dollars)						3,200,000	$ 2,800,000
Aggregate accruing dividends (in Dollars)						$ 6,000,000	$ 2,800,000
Shares outstanding						2,000,000
Series C Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				2,000,000
Convertible preferred stock						27,079,195
Shares outstanding						2,000,000
Exercise price warrants (in Dollars per share)	$ 0.5167
Series B-4 [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				2,500,000
Convertible preferred stock						30,739,072
Series B-3 [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				3,300,000
Convertible preferred stock						6,627,558
Series B-2 [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				3,300,000
Convertible preferred stock						746,602
Series B-1 [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				3,300,000
Convertible preferred stock						7,985,151
Series A-4 [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				1,000,000
Convertible preferred stock						2,447,023
Series A-3 [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				1,000,000
Convertible preferred stock						1,998,177
Series A-2 [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				1,000,000
Convertible preferred stock						639,773
Series A-1 [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Share of preferred stock				1,000,000
Convertible preferred stock						378,066
Series B Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Shares outstanding						2,500,000
Outstanding shares						3,300,000
Warrants	804,604
Series A Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Outstanding shares						1,000,000
First year [Member] | Series E Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)		$ 0.1526
First year [Member] | Series D Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)						$ 0.058
Second year [Member] | Series E Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)		0.1717
Second year [Member] | Series D Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)						0.0652
Third year [Member] | Series E Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)		0.1931
Third year [Member] | Series D Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)						0.0734
Fourth year [Member] | Series E Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)		0.2173
Fourth year [Member] | Series D Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)						0.0826
Fifth year [Member] | Series E Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)		$ 0.1809
Fifth year [Member] | Series D Preferred Stock [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Dividend payable per share (in Dollars per share)						$ 0.0687
Voting power [Member]
Convertible Preferred Stock and Common Stock (Details) [Line Items]
Voting percentage of preferred stock						50.00%